Investments in associates and other investments - Schedule of investment in associate (Details) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 19, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Balance - Beginning of year		$ 8,833	$ 12,964
Transfer to Other investments			(15,344)
Investment in associate		4,800
Share of loss and comprehensive loss, net		(599)	(641)
Gain on deemed disposal			11,854
Balance - End of year		$ 13,034	$ 8,833
Electric Elements Mining Corp
Disclosure of detailed information about business combination [line items]
Number of shares received upon disposal of subsidiaries	9,599,999
Proportion of ownership interest in associate		47.00%